Offerings	Jun. 15, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, one redeemable warrant, and one right to receive one-fourth of one ordinary share(2)
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 115,000,000
Amount of Registration Fee	$ 15,881.50
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares, 11,500,000 warrants and 11,500,000 rights, including 1,500,000 units that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Ordinary shares, $0.0001 par value, included as part of the units(3)
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares, 11,500,000 warrants and 11,500,000 rights, including 1,500,000 units that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units(3)
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares, 11,500,000 warrants and 11,500,000 rights, including 1,500,000 units that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants included as part of the units
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares, 11,500,000 warrants and 11,500,000 rights, including 1,500,000 units that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Ordinary shares underlying the rights included as part of units(3)
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 28,750,000
Amount of Registration Fee	$ 3,970.38
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares, 11,500,000 warrants and 11,500,000 rights, including 1,500,000 units that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Ordinary shares underlying the warrants included as part of units(3)
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 132,250,000
Amount of Registration Fee	$ 18,263.73
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares, 11,500,000 warrants and 11,500,000 rights, including 1,500,000 units that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative shares issued to the underwriter as compensation
Amount Registered | shares	230,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 2,300,000
Amount of Registration Fee	$ 317.63
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares, 11,500,000 warrants and 11,500,000 rights, including 1,500,000 units that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.